Stock-Based Compensation (Details) (USD $)	12 Months Ended										1 Months Ended			12 Months Ended												0 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013 Maximum	Jul. 31, 2012 Maximum	Jul. 31, 2013 Minimum	Jul. 31, 2012 Minimum	Jul. 31, 2013 Research and development expense	Jul. 31, 2012 Research and development expense	Jul. 31, 2013 General and administrative expense	Jul. 31, 2012 General and administrative expense	May 31, 2011 2011 Plan	May 31, 2011 2011 Plan Maximum	May 31, 2011 2011 Plan Minimum	Jul. 31, 2013 2011 Plan Employees	Jul. 31, 2012 2011 Plan Employees	Jul. 31, 2013 2011 Plan Employees Maximum	Jul. 31, 2013 2011 Plan Employees Minimum	Jul. 31, 2013 2011 Plan Consultant	Jul. 31, 2012 2011 Plan Consultant	Jul. 31, 2013 2011 Plan Consultant Maximum	Jul. 31, 2012 2011 Plan Consultant Maximum	Jul. 31, 2013 2011 Plan Consultant Minimum	Jul. 31, 2012 2011 Plan Consultant Minimum	Jul. 31, 2013 2011 Plan Director	Jul. 31, 2012 2011 Plan Director	Apr. 15, 2013 Amended 2011 Plan
Stock-based compensation
Number of additional shares authorized											5,200,000															3,800,000
Number of shares authorized																										9,000,000
Purchase price of incentive stock options as a percentage of its fair value													100.00%
Term of stock options												10 years		10 years	10 years									10 years	10 years
Provisional percentage of outstanding stock owned by stockholders													10.00%
Exercise price as a percentage of fair value of common stock for stockholders who own more than 10% of outstanding stock													110.00%
Options granted to purchase shares	3,015,000	3,260,000												685,000	1,300,000			2,030,000	1,560,000					300,000	400,000
Vesting period															2 years	3 years	2 years			10 years	10 years	3 years	3 years	1 year	1 year
Exercise price, high end of the range (in dollars per share)														$ 0.42	$ 0.40			$ 0.35	$ 0.39						$ 0.40
Exercise price, low end of the range (in dollars per share)														$ 0.20	$ 0.21			$ 0.18	$ 0.18						$ 0.21
Exercise price (in dollars per share)																								$ 0.25
Expected volatility, minimum (as a percent)	80.32%	85.96%
Expected volatility, maximum (as a percent)	97.85%	125.00%
Risk-free interest rate (as a percent)			1.97%	2.08%	0.31%	0.35%
Expected forfeiture rate (as a percent)	0.00%	0.00%
Expected term			10 years	10 years	3 years	3 years
Forfeiture rate (as a percent)	0.00%
Stock-based compensation expense recognized	$ 452,000	$ 333,000					$ 41,000	$ 89,000	$ 411,000	$ 244,000
Option Shares Outstanding
Balance at the beginning of the period (in shares)	3,175,000
Granted (in shares)	3,015,000	3,260,000												685,000	1,300,000			2,030,000	1,560,000					300,000	400,000
Exercised (in shares)	(766,500)
Forfeited/Cancelled (in shares)	(273,500)	(85,000)
Balance at the end of the period (in shares)	5,150,000	3,175,000
Weighted-Average Exercise Price
Balance at the beginning of the period (in dollars per share)	$ 0.24
Granted (in dollars per share)	$ 0.22	$ 0.24
Exercised (in dollars per share)	$ 0.18
Forfeited/Cancelled (in dollars per share)	$ 0.33	$ 0.40
Balance at the end of the period (in dollars per share)	$ 0.23	$ 0.24
Aggregate Intrinsic Value
Balance at the beginning of the period (in dollars)	24,000
Granted (in dollars)	232,000
Exercised (in dollars)	52,000
Forfeited/Cancelled (in dollars)	9,000
Balance at the end of the period (in dollars)	$ 372,000	$ 24,000